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                                         NEW YORK LIFE INSURANCE COMPANY
                                         51 Madison Avenue, New York, NY 10010
                                         (212) 576-8323  Fax: (212) 447-4268
                                         E-mail : Richard_Bowman@newyorklife.com
                                         www.newyorklife.com

                                         RICHARD P. BOWMAN
                                         Assistant General Counsel


VIA EDGAR

September 29, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     New York Life Insurance and Annuity Corporation
        Corporate Sponsored Variable universal Life Separate Account-I File No. 333-48300

Commissioners:

        On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Supplement that Registrant would have filed pursuant to Rule 497(b) would not have differed from that filed on September 18, 2003 as part of the Registrant's most recent registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on September 18, 2003.

        If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-8323.


Very truly yours,


/s/ Richard P. Bowman
Richard P. Bowman